Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 5,431,202	$ 93,711
Prepaid expenses and other current assets (Note 3)	291,954	103,000
Total current assets	5,723,156	196,711
Deferred offering costs		946,912
Property and equipment (Note 4)	29,510
Other receivables, net – related party (Note 5)		67,954
Other assets	12,044
Total assets	5,764,710	1,211,577
Current liabilities:
Accounts payable, including related party of $62,231 and $454,315, as of December 31, 2021 and 2020, respectively	1,737,013	4,006,473
Interest payable		316,174
Convertible promissory notes – related parties (Note 6)		591,693
Current portion of credit facilities, subordinated – related parties (Note 7)		150,000
Current portion of convertible loans, including related party of $113,130, net of discount of $37,362 as of December 31, 2020 (Note 8)		463,980
Bridge loan (Note 9)		565,650
Accrued salaries		459,195
Other accrued liabilities, including related party of $6,877 and $40,842 as of December 31, 2021 and 2020, respectively (Note 10)	666,449	650,753
Total current liabilities	2,403,462	7,203,918
Convertible loans, net of discount of $4,248 as of December 31, 2020 (Note 8)		32,463
Swiss government loan (Note 11)		281,015
Deferred revenues (Note 12)	2,499,969	2,499,969
Accrued pension liability (Note 13)	318,891	178,269
Total liabilities	5,222,322	10,195,634
Commitments and contingencies (Note 14)
Shareholders’ equity (deficit):
Common shares, CHF 0.02 ($0.02) par value, 16,223,389 and 6,960,000 registered shares issued and outstanding at December 31, 2021 and 2020, respectively	344,445	145,139
Treasury shares	(29,497)
Additional paid-in capital	42,084,954	20,649,882
Accumulated deficit	(41,705,775)	(29,759,697)
Accumulated other comprehensive loss	(151,739)	(19,381)
Total shareholders’ equity (deficit)	542,388	(8,984,057)
Total liabilities and shareholders’ equity (deficit)	$ 5,764,710	$ 1,211,577